CONSOLIDATED STATEMENTS OF INCOME (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
CONSOLIDATED STATEMENTS OF INCOME
Net revenues	$ 4,972	$ 4,344	$ 15,068	$ 12,636
Cost of sales	2,371	2,098	7,201	6,002
Gross Profit	2,601	2,246	7,867	6,634
Research and development expenses, net	324	242	914	724
Selling and marketing expenses	914	806	2,823	2,442
General and administrative expenses	292	112	920	617
Loss Contingencies Impairments Settlements And Others	1,131	51	1,335	352
Operating income (loss)	(60)	1,035	1,875	2,499
Financial expenses - net	73	67	240	85
Income (loss) before income taxes	(133)	968	1,635	2,414
Provision for income taxes expense (benefit)	(57)	33	(27)	109
Share in losses of associated companies - net	8	17	32	42
Net income (loss)	(84)	918	1,630	2,263
Net (income) loss attributable to non-controlling interests	5	(2)	13	(10)
Net income (loss) attributable to Teva	$ (79)	$ 916	$ 1,643	$ 2,253
Earnings (loss) per share attributable to Teva:
Basic	$ (0.09)	$ 1.03	$ 1.88	$ 2.52
Diluted	$ (0.09)	$ 1.03	$ 1.88	$ 2.51
Weighted average number of shares (in millions):
Basic	869	888	873	892
Diluted	869	890	875	896